Significant Accounting Policies and Recent Accounting Pronouncements (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Product Information [Line Items]
Provision for doubtful accounts	$ 0	$ 0
Depreciation method	straight-line
Scrap value per light weight ton				$ 685
Increase/decrease in net income	$ 53,260,000	34,052,000	$ 3,613,000
Property, Plant and Equipment, Useful Life	35 years
Impairment charges	$ 0	$ 0	$ 0
Vessels dry-dock or special survey period within the first 15 years of useful life	5 years
Vessels dry-dock or special survey period within the remaining useful life	2 years 6 months
Concentration Risk, Percentage	100.00%	100.00%	94.00%
Amortization of contract fulfillment costs	$ 200,000	$ 200,000	$ 200,000
Dilutive securities outstanding | shares	0	0	0
Number of reportable segments	1
Revenue Benchmark [Member]
Product Information [Line Items]
Concentration Risk, Percentage	10.00%
Change in Accounting Estimate, Scrap value [Member]
Product Information [Line Items]
Change In Accounting Estimate, date	October 1, 2019
Scrap value per light weight ton	$ 500
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Period Increase (Decrease)	1,400,000
Increase/decrease in net income	$ 1,400,000	$ 1,400,000	$ 300,000
Increase in loss per share	$ 0.04	$ 0.04	$ 0.01